EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

27 EVENTS AFTER THE REPORTING PERIOD

Acquisition of spectrum in Ukraine

        On January 31, 2018, the Company announced that its wholly-owned subsidiary in Ukraine, Kyivstar, secured one of three licenses to provide nationwide 4G/LTE services, subject to final regulatory approvals. Kyivstar will pay UAH 0.9 billion (US$32) for 2x15 MHz of contiguous frequency in the 2600 MHz band.

        In addition, on March 6, 2018, the Company announced that Kyivstar acquired the following spectrum in the 1800MHz band suitable for 4G/LTE:

•       25MHz (paired) at UAH 1.325 billion (US$47); and

•       two lots of 5MHz (paired) at UAH 1.512 billion (US$54).

Acquisition of additional spectrum and 4G/LTE License in Bangladesh

        On February 13, 2018, the Company announced that its wholly-owned subsidiary in Bangladesh, Banglalink, has been awarded technology neutral spectrum in the 1800 and 2100 MHz bands.

        Banglalink will pay a total of US$308.6 for the spectrum excluding VAT. An upfront payment of 60% for the spectrum will be payable in approximately 30 days with the remaining 40% payable over four years. In addition, Banglalink will pay US$35 to convert its existing spectrum holding in 900MHz and 1800MHz into technology neutral spectrum and US$1.2 to acquire the 4G/LTE license. The investment will be funded through locally available cash and by the BDT-denominated facility signed by Banglalink in December 2017, refer to Note 4 for further details.

Final 2017 Dividend of US 17 cents per share approved by Supervisory Board

        On February 22, 2018, the Company announced that the VEON Supervisory Board approved a final dividend of US 17 cents per share, bringing total 2017 dividend to US 28 cents per share. The record date for the Company's shareholders entitled to receive the final dividend payment was set for March 5, 2018 and the final dividend was paid on March 13, 2018. The Company made appropriate tax withholdings of up to 15% when the dividend was paid to the Company's share depositary, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, the final dividend of US 17 cents was paid in euro.

Federal Antimonopoly Service in Russia

        All commercial policies, including roaming prices, are subject to antitrust monitoring and control on an ongoing basis. On July 14, 2017, the Federal Antimonopoly Service in Russia ("FAS") issued an injunction requiring all telecom operators to abolish "intra-network roaming" surcharges. The surcharges are applied by operators to subscribers making and receiving calls when travelling outside of their home regions. On March 12, 2018, the FAS opened an investigation into the intra-network roaming tariffs applied by PJSC VimpelCom. PJSC VimpelCom is currently engaged in discussions with the FAS regarding compliance with its injunction.

Amsterdam, March 15, 2018

VEON Ltd.